Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Employee Benefit Expenses [Abstract]
Employee benefit expenses	¥ 1,231	$ 169	¥ 1,892